Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS — 11.7%
$192,500	1232743 BC Ltd. 3.000% (1-Month USD Libor+300 basis points), 2/7/2027[1,2,3,4,5]	$117,425
492,153	Abe Investment Holdings, Inc. 4.938% (3-Month USD Libor+450 basis points), 2/19/2026[2,4,6]	419,560
250,000	Acrisure LLC 5.207% (1-Month USD Libor+350 basis points), 2/15/2027[2,4,6]	232,136
250,000	Alphabet Holding Co., Inc. 8.154% (3-Month USD Libor+775 basis points), 8/15/2025[2,4,6]	202,396
	Ancestry.com Operations, Inc.
299,245	4.750% (1-Month USD Libor+375 basis points), 10/19/2023[2,4,6]	275,305
299,246	4.660% (3-Month USD Libor+425 basis points), 8/27/2026[2,4,6]	262,289
511,284	Avaya, Inc. 5.064% (3-Month USD Libor+425 basis points), 12/15/2024[2,4,6]	452,699
500,000	Barracuda Networks, Inc. 4.517% (3-Month USD Libor+325 basis points), 2/12/2025[2,4,6]	481,667
691,117	BCP Raptor LLC 5.250% (3-Month USD Libor+425 basis points), 6/30/2024[2,4,6]	335,192
150,000	BCPE Rover Merger Sub, Inc. 9.010% (3-Month USD Libor+825 basis points), 12/31/2026[2,4,6]	113,625
	CCS-CMGC Holdings, Inc.
271,563	7.544% (3-Month USD Libor+550 basis points), 10/1/2025[2,4,6]	227,207
150,000	9.760% (3-Month USD Libor+900 basis points), 10/1/2026[2,4,6]	142,500
400,000	CHG PPC Parent LLC 3.154% (3-Month USD Libor+275 basis points), 3/30/2025[2,4,6]	372,000
395,801	Covia Holdings Corp. 5.387% (3-Month USD Libor+375 basis points), 6/1/2025[2,4,6]	187,833
500,000	Creative Artists Agency LLC 3.750% (1-Month USD Libor+375 basis points), 11/26/2026[1,2,3,4,6]	450,562
299,250	CTOS LLC 4.968% (1-Month USD Libor+425 basis points), 4/18/2025[2,4,6]	285,784
400,000	Cumulus Media New Holdings, Inc. 4.750% (1-Month USD Libor+375 basis points), 3/31/2026[1,2,3,4,6]	341,332
188,327	Diebold Nixdorf, Inc. 9.688% (3-Month USD Libor+925 basis points), 8/30/2022[2,4,6]	172,203
117,779	Ditech Holding Corp. 8.499% (3-Month USD Libor+600 basis points), 6/30/2022[2,4]	47,504
485,646	Dynasty Acquisition Co., Inc. 4.950% (1-Month USD Libor+350 basis points), 4/8/2026[2,4,6]	430,100
914,678	Envision Healthcare Corp. 4.154% (3-Month USD Libor+375 basis points), 10/10/2025[2,4,6]	634,366
450,000	Exact Holding North America, Inc. 9.450% (3-Month USD Libor+800 basis points), 9/29/2025[2,4,6]	375,750
350,000	Flexential Intermediate Corp. 8.713% (3-Month USD Libor+725 basis points), 8/1/2025[2,4,6]	131,250

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$500,000	GGP Nimbus LLC 2.904% (3-Month USD Libor+250 basis points), 8/24/2025[1,2,3,4,6]	$378,393
250,000	Hyperion Insurance Group Ltd. 4.500% (3-Month USD Libor+350 basis points), 12/20/2024[1,2,3,4,5,6]	236,758
398,977	Infoblox, Inc. 4.500% (3-Month USD Libor+450 basis points), 11/7/2023[1,2,3,4,6]	382,020
300,000	Informatica LLC 3.250% (1-Month USD Libor+325 basis points), 2/14/2027[1,2,3,4,6]	283,688
691,117	Inmar, Inc. 5.072% (3-Month USD Libor+400 basis points), 5/1/2024[2,4,6]	563,519
592,507	Isagenix International LLC 7.697% (3-Month USD Libor+575 basis points), 6/14/2025[2,4,6]	220,955
596,962	Janus International Group LLC 5.395% (1-Month USD Libor+375 basis points), 2/15/2025[2,4,6]	519,357
272,229	Kestrel Acquisition LLC 5.250% (3-Month USD Libor+425 basis points), 6/30/2025[2,4,6]	223,398
250,000	LCPR Loan Financing LLC 6.828% (1-Month USD Libor+500 basis points), 10/25/2026[1,2,3,4,6]	246,563
593,125	LifeScan Global Corp. 8.660% (3-Month USD Libor+600 basis points), 10/1/2024[2,4,6]	494,334
	Lightstone Holdco LLC
473,305	5.862% (3-Month USD Libor+375 basis points), 1/30/2024[1,2,3,4,6]	377,463
26,695	5.862% (3-Month USD Libor+375 basis points), 1/30/2024[1,2,3,4,6]	21,290
720,309	Lower Cadence Holdings LLC 4.989% (3-Month USD Libor+400 basis points), 5/22/2026[2,4,6]	511,419
500,000	McAfee LLC 5.555% (3-Month USD Libor+375 basis points), 9/29/2024[2,4,6]	481,665
643,500	Minotaur Acquisition, Inc. 5.404% (3-Month USD Libor+500 basis points), 3/29/2026[2,4,6]	561,991
543,125	MMM Holdings LLC 6.750% (1-Month USD Libor+575 basis points), 11/6/2026[2,4,5,6]	515,515
	Murray Energy Corp.
307,554	13.000% (1-Month USD Libor+1,100 basis points), 7/29/2020[2,4]	192,221
296,201	9.354% (1-Month USD Libor+725 basis points), 10/17/2022[2,4]	7,035
250,000	NAB Holdings LLC 4.000% (3-Month USD Libor+300 basis points), 6/30/2024[1,2,3,4,6]	224,375
500,000	Natgasoline LLC 4.313% (3-Month USD Libor+350 basis points), 11/14/2025[2,4,6]	462,500
399,917	NeuStar, Inc. 9.072% (3-Month USD Libor+800 basis points), 8/8/2025[2,4,6]	273,569
498,750	Option Care Health, Inc. 4.904% (1-Month USD Libor+450 basis points), 8/6/2026[2,4,6]	472,566
248,701	Petco Animal Supplies, Inc. 4.250% (3-Month USD Libor+325 basis points), 1/26/2023[2,4,6]	165,543

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$493,750	Playtika Holding Corp. 7.072% (1-Month USD Libor+600 basis points), 12/10/2024[2,4,6]	$489,800
100,000	Prairie ECI Acquiror LP 4.750% (1-Month USD Libor+475 basis points), 3/11/2026[2,4,6]	55,000
325,000	Quest Software U.S. Holdings, Inc. 10.027% (3-Month USD Libor+825 basis points), 5/18/2026[2,4,6]	268,666
400,000	Renaissance Holdings Corp. 7.760% (3-Month USD Libor+700 basis points), 5/29/2026[2,4,6]	342,500
598,750	Sabert Corp. 5.500% (1-Month USD Libor+450 basis points), 12/10/2026[2,4,6]	571,806
225,000	Samsonite 5.500% (1-Month USD Libor+450 basis points), 4/25/2025[2,4]	218,250
348,201	Serta Simmons Bedding LLC 3.500% (3-Month USD Libor+350 basis points), 11/8/2023[2,4,6]	160,172
500,000	Severin Acquisition LLC 3.250% (1-Month USD Libor+325 basis points), 8/1/2025[1,2,3,4,6]	476,250
261,100	Standard Aero Ltd. 4.950% (1-Month USD Libor+350 basis points), 4/8/2026[4,5,6]	231,236
450,000	Surgery Center Holdings, Inc. 9.000% (1-Month USD Libor+800 basis points), 8/31/2024[1,3,4,6]	452,250
400,000	TecoStar Holdings, Inc. 4.250% (3-Month USD Libor+325 basis points), 5/1/2024[2,4,6]	366,666
300,000	TIBCO Software, Inc. 4.160% (1-Month USD Libor+375 basis points), 7/3/2026[2,4,6]	282,938
500,000	Titan Acquisitionco New Zealand Ltd. 4.000% (1-Month USD Libor+400 basis points), 5/7/2026[1,2,3,4,5,6]	463,125
525,000	T-Mobile USA, Inc. 3.000% (1-Month USD Libor+300 basis points), 4/1/2027[1,2,3,4,6]	522,296
394,565	U.S. Silica Co. 5.000% (3-Month USD Libor+400 basis points), 5/1/2025[2,4]	230,821
500,000	Univision Communications, Inc. 3.750% (3-Month USD Libor+275 basis points), 3/15/2024[1,2,3,4,6]	442,305
895,500	WaterBridge Midstream Operating LLC 6.750% (3-Month USD Libor+575 basis points), 6/21/2026[2,4,6]	595,507
729,942	Windstream Services LLC 6.250% (3-Month USD Libor+200 basis points), 4/24/2021[1,2,3,4]	418,498
524,313	Zelis Payments Buyer, Inc. 5.154% (1-Month USD Libor+475 basis points), 9/30/2026[2,4,6]	505,896
	Total Bank Loans
	(Cost $25,436,507)	21,600,804

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS — 84.4%
	ASSET-BACKED SECURITIES — 67.9%
$1,000,000	AIMCO CLO Ltd. Series 2019-10A, Class E, 7.648% (3-Month USD Libor+655 basis points), 7/22/2032[4,6,7]	$702,951
	AIMCO CLO Series
5,000,000	Series 2015-AA, Class SUB, 0.000%, 1/15/2028[6,7,8]	2,234,273
1,000,000	Series 2015-AA, Class DR, 3.669% (3-Month USD Libor+245 basis points), 1/15/2028[4,6,7]	824,601
750,000	Series 2015-AA, Class FR, 8.219% (3-Month USD Libor+700 basis points), 1/15/2028[4,6,7]	422,555
	Annisa CLO Ltd.
1,000,000	Series 2016-2A, Class DR, 4.135% (3-Month USD Libor+300 basis points), 7/20/2031[4,6,7]	813,334
2,000,000	Series 2016-2A, Class ER, 7.135% (3-Month USD Libor+600 basis points), 7/20/2031[4,6,7]	1,388,230
	Apidos CLO
2,000,000	Series 2015-21A, Class DR, 6.335% (3-Month USD Libor+520 basis points), 7/18/2027[4,6,7]	1,290,504
750,000	Series 2017-26A, Class C, 4.835% (3-Month USD Libor+370 basis points), 7/18/2029[4,6,7]	644,233
650,000	Series 2016-24A, Class DR, 6.935% (3-Month USD Libor+580 basis points), 10/20/2030[4,6,7]	432,544
1,000,000	Series 2016-24A, Class ER, 8.990% (3-Month USD Libor+785.5 basis points), 10/20/2030[4,6,7]	499,468
1,500,000	Series 2018-18A, Class E, 6.798% (3-Month USD Libor+570 basis points), 10/22/2030[4,6,7]	937,727
925,000	Series 2017-28A, Class D, 6.635% (3-Month USD Libor+550 basis points), 1/20/2031[4,6,7]	558,232
2,000,000	Series 2013-12A, Class DR, 3.819% (3-Month USD Libor+260 basis points), 4/15/2031[4,6,7]	1,547,316
1,750,000	Series 2013-12A, Class ER, 6.619% (3-Month USD Libor+540 basis points), 4/15/2031[4,6,7]	1,046,314
1,000,000	Series 2019-31A, Class E, 7.969% (3-Month USD Libor+675 basis points), 4/15/2031[4,6,7]	699,072
1,000,000	Series 2015-22A, Class CR, 4.085% (3-Month USD Libor+295 basis points), 4/20/2031[4,6,7]	806,247
750,000	Series 2013-15A, Class ERR, 6.835% (3-Month USD Libor+570 basis points), 4/20/2031[4,6,7]	459,842
1,000,000	Series 2015-22A, Class DR, 7.885% (3-Month USD Libor+675 basis points), 4/20/2031[4,6,7]	739,555
1,250,000	Series 2015-22A, Class ER, 9.785% (3-Month USD Libor+865 basis points), 4/20/2031[4,6,7]	793,078
1,500,000	Series 2015-20A, Class SUB, 0.000%, 7/16/2031[6,7,8]	619,197

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Ares CLO Ltd. Series 2015-2A, Class ER, 7.625% (3-Month USD Libor+685 basis points), 4/17/2033[4,6,7]	$697,266
1,166,667	Atrium Series 15A, Class D, 4.043% (3-Month USD Libor+300 basis points), 1/23/2031[4,6,7]	947,917
	Bardot CLO Ltd.
750,000	Series 2019-2A, Class D, 4.898% (3-Month USD Libor+380 basis points), 10/22/2032[4,6,7]	622,778
1,250,000	Series 2019-2A, Class E, 8.048% (3-Month USD Libor+695 basis points), 10/22/2032[4,6,7]	895,316
	Barings CLO Ltd.
1,750,000	Series 2013-IA, Class CR, 2.635% (3-Month USD Libor+150 basis points), 1/20/2028[4,6,7]	1,617,899
850,000	Series 2013-IA, Class DR, 3.685% (3-Month USD Libor+255 basis points), 1/20/2028[4,6,7]	714,293
1,750,000	Series 2017-1A, Class E, 7.135% (3-Month USD Libor+600 basis points), 7/18/2029[4,6,7]	1,295,241
750,000	Series 2017-1A, Class F, 8.585% (3-Month USD Libor+745 basis points), 7/18/2029[4,6,7]	416,912
	Benefit Street Partners CLO Ltd.
1,250,000	Series 2014-IVA, Class CRR, 4.935% (3-Month USD Libor+380 basis points), 1/20/2029[4,6,7]	993,507
2,000,000	Series 2017-11A, Class E, 8.419% (3-Month USD Libor+720 basis points), 4/15/2029[4,6,7]	961,656
805,000	Series 2013-IIA, Class CR, 4.919% (3-Month USD Libor+370 basis points), 7/15/2029[4,6,7]	639,082
750,000	Series 2018-5BA, Class C, 4.065% (3-Month USD Libor+293 basis points), 4/20/2031[4,6,7]	542,898
1,000,000	Series 2018-14A, Class E, 6.485% (3-Month USD Libor+535 basis points), 4/20/2031[4,6,7]	584,081
1,000,000	Series 2018-5BA, Class D, 7.085% (3-Month USD Libor+595 basis points), 4/20/2031[4,6,7]	617,365
1,600,000	Series 2016-9A, Class ER, 6.835% (3-Month USD Libor+570 basis points), 7/20/2031[4,6,7]	944,022
1,000,000	Series 2019-17A, Class E, 7.819% (3-Month USD Libor+660 basis points), 7/15/2032[4,6,7]	701,409
1,000,000	BlueMountain CLO Ltd. Series 2019-25A, Class E, 7.919% (3-Month USD Libor+670 basis points), 7/15/2032[4,6,7]	761,209
500,000	Carbone CLO Ltd. Series 2017-1A, Class D, 7.035% (3-Month USD Libor+590 basis points), 1/20/2031[4,6,7]	351,019

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Carlyle Global Market Strategies CLO Ltd.
$1,000,000	Series 2015-2A, Class CR, 3.241% (3-Month USD Libor+225 basis points), 4/27/2027[4,6,7]	$839,979
1,500,000	Series 2015-4A, Class DR, 7.835% (3-Month USD Libor+670 basis points), 7/20/2032[4,6,7]	931,077
1,303,000	Carlyle U.S. CLO Ltd. Series 2019-3A, Class D, 8.165% (3-Month USD Libor+703 basis points), 10/20/2032[4,6,7]	939,795
1,250,000	Catamaran CLO Ltd. Series 2013-1A, Class DR, 3.791% (3-Month USD Libor+280 basis points), 1/27/2028[4,6,7]	1,002,153
1,250,000	Cedar Funding VI CLO Ltd. Series 2016-6A, Class DR, 4.135% (3-Month USD Libor+300 basis points), 10/20/2028[4,6,7]	1,037,481
750,000	Chenango Park CLO Ltd. Series 2018-1A, Class D, 7.019% (3-Month USD Libor+580 basis points), 4/15/2030[4,6,7]	522,000
	CIFC Funding Ltd.
1,500,000	Series 2012-2RA, Class A2, 2.385% (3-Month USD Libor+125 basis points), 1/20/2028[4,6,7]	1,428,640
2,000,000	Series 2013-2A, Class A1LR, 2.345% (3-Month USD Libor+121 basis points), 10/18/2030[4,6,7]	1,952,560
750,000	Series 2018-1A, Class D, 3.785% (3-Month USD Libor+265 basis points), 4/18/2031[4,6,7]	561,463
750,000	Series 2019-5A, Class D, 8.059% (3-Month USD Libor+684 basis points), 10/15/2032[4,6,7]	564,985
1,500,000	Cumberland Park CLO Ltd. Series 2015-2A, Class ER, 6.785% (3-Month USD Libor+565 basis points), 7/20/2028[4,6,7]	1,103,227
	Dryden CLO Ltd.
1,265,000	Series 2018-64A, Class F, 8.285% (3-Month USD Libor+715 basis points), 4/18/2031[4,6,7]	614,719
995,000	Series 2018-57A, Class D, 4.242% (3-Month USD Libor+255 basis points), 5/15/2031[4,6,7]	774,434
330,000	Series 2018-57A, Class E, 6.892% (3-Month USD Libor+520 basis points), 5/15/2031[4,6,7]	213,858
1,050,000	Series 2020-77A, Class D1, 7.226% (3-Month USD Libor+514 basis points), 5/20/2031[4,6,7]	997,500
1,000,000	Series 2018-70A, Class E, 7.226% (3-Month USD Libor+605 basis points), 1/16/2032[4,6,7]	720,799
250,000	Series 2019-72A, Class E, 8.492% (3-Month USD Libor+680 basis points), 5/15/2032[4,6,7]	186,070

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Series 2019-76A, Class E, 8.195% (3-Month USD Libor+706 basis points), 10/20/2032[4,6,7]	$747,454
2,000,000	Series 2020-78A, Class A, 2.447% (3-Month USD Libor+118 basis points), 4/17/2033[4,6,7]	1,925,664
500,000	Series 2020-78A, Class D, 4.267% (3-Month USD Libor+300 basis points), 4/17/2033[4,6,7]	361,428
	Dryden Senior Loan Fund
1,750,000	Series 2012-25A, Class DRR, 4.219% (3-Month USD Libor+300 basis points), 10/15/2027[4,6,7]	1,453,144
7,000,000	Series 2014-33X, Class SUBR, 0.000%, 4/15/2029[6,8]	1,779,685
750,000	Series 2014-36A, Class DR2, 4.919% (3-Month USD Libor+370 basis points), 4/15/2029[4,6,7]	635,652
1,000,000	Series 2017-54A, Class E, 7.335% (3-Month USD Libor+620 basis points), 10/19/2029[4,6,7]	707,937
1,125,000	Series 2015-38A, Class ER, 6.819% (3-Month USD Libor+560 basis points), 7/15/2030[4,6,7]	731,693
1,775,000	Series 2017-50A, Class E, 7.479% (3-Month USD Libor+626 basis points), 7/15/2030[4,6,7]	1,286,505
500,000	Series 2016-45A, Class DR, 4.369% (3-Month USD Libor+315 basis points), 10/15/2030[4,6,7]	412,630
500,000	Series 2016-45A, Class ER, 7.069% (3-Month USD Libor+585 basis points), 10/15/2030[4,6,7]	336,746
1,500,000	Series 2015-41A, Class ER, 6.519% (3-Month USD Libor+530 basis points), 4/15/2031[4,6,7]	879,756
	Eaton Vance CLO Ltd.
1,075,000	Series 2015-1A, Class DR, 3.635% (3-Month USD Libor+250 basis points), 1/20/2030[4,6,7]	857,432
750,000	Series 2014-1RA, Class D, 4.269% (3-Month USD Libor+305 basis points), 7/15/2030[4,6,7]	617,248
500,000	Series 2014-1RA, Class E, 6.919% (3-Month USD Libor+570 basis points), 7/15/2030[4,6,7]	357,896
750,000	Series 2018-1A, Class D, 4.419% (3-Month USD Libor+320 basis points), 10/15/2030[4,6,7]	621,078
1,000,000	Series 2019-1A, Class E, 7.969% (3-Month USD Libor+675 basis points), 4/15/2031[4,6,7]	774,946
	Flatiron CLO Ltd.
1,500,000	Series 2015-1A, Class E, 5.919% (3-Month USD Libor+470 basis points), 4/15/2027[4,6,7]	1,104,697
1,500,000	Series 2017-1A, Class SUB, 0.000%, 5/15/2030[6,7,8]	679,848
500,000	Galaxy CLO Ltd. Series 2017-24A, Class E, 6.719% (3-Month USD Libor+550 basis points), 1/15/2031[4,6,7]	330,637

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Goldentree Loan Management U.S. CLO Ltd. Series 2019-4A, Class C, 3.720% (3-Month USD Libor+270 basis points), 4/24/2031[4,6,7]	$937,443
1,500,000	Goldentree Loan Opportunities Ltd. Series 2016-12A, Class ER, 6.509% (3-Month USD Libor+540 basis points), 7/21/2030[4,6,7]	1,051,939
	Highbridge Loan Management Ltd.
1,250,000	Series 7A-2015, Class DR, 4.092% (3-Month USD Libor+240 basis points), 3/15/2027[4,6,7]	987,500
1,000,000	Series 7A-2015, Class FR, 8.292% (3-Month USD Libor+660 basis points), 3/15/2027[4,6,7]	499,516
850,000	Series 3A-2014, Class CR, 4.735% (3-Month USD Libor+360 basis points), 7/18/2029[4,6,7]	672,515
1,000,000	Series 4A-2014, Class A2R, 2.387% (3-Month USD Libor+150 basis points), 1/28/2030[4,6,7]	924,601
500,000	Series 5A-2015, Class DRR, 4.369% (3-Month USD Libor+315 basis points), 10/15/2030[4,6,7]	369,730
1,250,000	Series 5A-2015, Class ERR, 7.219% (3-Month USD Libor+600 basis points), 10/15/2030[4,6,7]	757,456
750,000	Series 6A-2015, Class BR, 3.491% (3-Month USD Libor+175 basis points), 2/5/2031[4,6,7]	663,164
500,000	HPS Loan Management Ltd. Series 8A-2016, Class ER, 6.635% (3-Month USD Libor+550 basis points), 7/20/2030[4,6,7]	329,503
500,000	Jamestown CLO Ltd. Series 2016-9A, Class C1R, 5.235% (3-Month USD Libor+410 basis points), 10/20/2028[4,6,7]	409,978
600,000	LCM Ltd. Series 28A, Class E, 6.885% (3-Month USD Libor+575 basis points), 10/20/2030[4,6,7]	354,385
	Madison Park Funding Ltd.
500,000	Series 2015-16A, Class C, 4.835% (3-Month USD Libor+370 basis points), 4/20/2026[4,6,7]	453,861
1,250,000	Series 2015-19A, Class CR, 3.248% (3-Month USD Libor+215 basis points), 1/22/2028[4,6,7]	1,005,062
1,460,000	Series 2015-19A, Class DR, 5.448% (3-Month USD Libor+435 basis points), 1/22/2028[4,6,7]	925,936
250,000	Series 2018-27A, Class C, 3.735% (3-Month USD Libor+260 basis points), 4/20/2030[4,6,7]	196,296
1,000,000	Series 2016-21A, Class C2R, 6.939% (3-Month USD Libor+572 basis points), 10/15/2032[4,6,7]	953,814

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Magnetite Ltd.
$1,500,000	Series 2015-16A, Class DR, 3.285% (3-Month USD Libor+215 basis points), 1/18/2028[4,6,7]	$1,244,120
500,000	Series 2015-16A, Class ER, 6.135% (3-Month USD Libor+500 basis points), 1/18/2028[4,6,7]	371,366
500,000	Series 2019-22A, Class D, 4.869% (3-Month USD Libor+365 basis points), 4/15/2031[4,6,7]	426,396
500,000	Series 2019-22A, Class E, 7.969% (3-Month USD Libor+675 basis points), 4/15/2031[4,6,7]	383,791
250,000	Series 2015-12A, Class DR, 4.219% (3-Month USD Libor+300 basis points), 10/15/2031[4,6,7]	203,920
500,000	Series 2015-12A, Class ER, 6.899% (3-Month USD Libor+568 basis points), 10/15/2031[4,6,7]	356,871
1,500,000	Series 2015-14RA, Class F, 9.065% (3-Month USD Libor+793 basis points), 10/18/2031[4,6,7]	761,274
625,000	Series 2019-24A, Class E, 8.857% (3-Month USD Libor+695 basis points), 1/15/2033[4,6,7]	485,533
	Mountain View CLO LLC
2,000,000	Series 2016-1A, Class AR, 2.671% (3-Month USD Libor+136 basis points), 4/14/2033[4,6,7]	1,911,783
1,500,000	Series 2016-1A, Class DR, 5.011% (3-Month USD Libor+370 basis points), 4/14/2033[4,6,7]	1,121,841
	Mountain View CLO Ltd.
1,000,000	Series 2015-10A, Class E, 6.161% (3-Month USD Libor+485 basis points), 10/13/2027[4,6,7]	681,405
1,300,000	Series 2019-2A, Class D, 6.171% (3-Month USD Libor+437 basis points), 1/15/2033[4,6,7]	1,103,813
	Neuberger Berman CLO Ltd.
4,000,000	Series 2015-20A, Class SUB, 0.000%, 1/15/2028[6,7,8]	1,468,064
1,500,000	Series 2017-16SA, Class D, 3.719% (3-Month USD Libor+250 basis points), 1/15/2028[4,6,7]	1,249,322
550,000	Series 2015-20A, Class FR, 8.669% (3-Month USD Libor+745 basis points), 1/15/2028[4,6,7]	332,912
325,000	Series 2016-22A, Class DR, 4.235% (3-Month USD Libor+310 basis points), 10/17/2030[4,6,7]	262,864
1,000,000	Series 2016-22A, Class ER, 7.195% (3-Month USD Libor+606 basis points), 10/17/2030[4,6,7]	608,604
350,000	Series 2014-18A, Class CR2, 4.109% (3-Month USD Libor+300 basis points), 10/21/2030[4,6,7]	281,196
2,000,000	Series 2014-18A, Class DR2, 7.029% (3-Month USD Libor+592 basis points), 10/21/2030[4,6,7]	1,343,627

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Neuberger Berman Loan Advisers CLO Ltd.
$916,000	Series 2018-27A, Class E, 6.419% (3-Month USD Libor+520 basis points), 1/15/2030[4,6,7]	$609,289
1,000,000	Series 2017-26A, Class E, 7.035% (3-Month USD Libor+590 basis points), 10/18/2030[4,6,7]	737,671
1,250,000	Series 2018-30A, Class E, 7.885% (3-Month USD Libor+675 basis points), 1/20/2031[4,6,7]	883,671
1,250,000	Series 2018-29A, Class E, 6.735% (3-Month USD Libor+560 basis points), 10/19/2031[4,6,7]	822,570
1,250,000	Series 2019-32A, Class E, 7.835% (3-Month USD Libor+670 basis points), 1/19/2032[4,6,7]	897,436
	Newark BSL CLO Ltd.
1,000,000	Series 2016-1A, Class BR, 2.991% (3-Month USD Libor+200 basis points), 12/21/2029[4,6,7]	917,423
1,000,000	Series 2016-1A, Class CR, 3.991% (3-Month USD Libor+300 basis points), 12/21/2029[4,6,7]	815,162
500,000	Series 2017-1A, Class A1, 2.261% (3-Month USD Libor+127 basis points), 7/25/2030[4,6,7]	488,617
1,250,000	Niagara Park CLO Ltd. Series 2019-1A, Class D, 4.685% (3-Month USD Libor+355 basis points), 7/17/2032[4,6,7]	1,030,547
500,000	OCP CLO Ltd. Series 2019-17A, Class E, 7.795% (3-Month USD Libor+666 basis points), 7/20/2032[4,6,7]	369,206
	Octagon Investment Partners Ltd.
500,000	Series 2014-1A, Class E, 6.069% (3-Month USD Libor+485 basis points), 4/15/2026[4,6,7]	390,386
500,000	Series 2017-1A, Class E, 7.435% (3-Month USD Libor+630 basis points), 7/20/2030[4,6,7]	311,518
500,000	Series 2019-1A, Class A, 2.435% (3-Month USD Libor+130 basis points), 7/20/2032[4,6,7]	482,789
1,000,000	OHA Credit Funding Ltd. Series 2019-2A, Class E, 6.609% (3-Month USD Libor+550 basis points), 4/21/2031[4,6,7]	734,086
250,000	OHA Credit Partners Ltd. Series 2012-7A, Class DR, 5.895% (3-Month USD Libor+420 basis points), 11/20/2027[4,6,7]	222,672
	OZLM Ltd.
500,000	Series 2015-14A, Class CR, 4.219% (3-Month USD Libor+300 basis points), 1/15/2029[4,6,7]	390,950
1,000,000	Series 2016-15A, Class A1AR, 2.308% (3-Month USD Libor+129 basis points), 4/20/2033[4,6,7]	961,529

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Regatta Funding Ltd.
$1,000,000	Series 2017-1A, Class E, 7.235% (3-Month USD Libor+610 basis points), 10/17/2030[4,6,7]	$719,044
1,500,000	Series 2018-4A, Class D, 7.491% (3-Month USD Libor+650 basis points), 10/25/2031[4,6,7]	1,059,468
1,000,000	Series 2019-2A, Class D, 5.803% (3-Month USD Libor+390 basis points), 1/15/2033[4,6,7]	854,576
1,150,000	Riserva CLO Ltd. Series 2016-3A, Class DR, 4.585% (3-Month USD Libor+345 basis points), 10/18/2028[4,6,7]	987,590
	Rockford Tower CLO Ltd.
1,000,000	Series 2017-1A, Class E, 6.619% (3-Month USD Libor+540 basis points), 4/15/2029[4,6,7]	591,215
500,000	Series 2017-3A, Class D, 3.785% (3-Month USD Libor+265 basis points), 10/20/2030[4,6,7]	388,102
1,000,000	Series 2018-1A, Class A, 2.795% (3-Month USD Libor+110 basis points), 5/20/2031[4,6,7]	943,249
500,000	Series 2018-1A, Class D, 4.695% (3-Month USD Libor+300 basis points), 5/20/2031[4,6,7]	389,748
1,300,000	Series 2019-1A, Class E, 7.495% (3-Month USD Libor+636 basis points), 4/20/2032[4,6,7]	905,697
	TCI-Flatiron CLO Ltd.
1,000,000	Series 2018-1A, Class D, 4.541% (3-Month USD Libor+370 basis points), 1/29/2032[4,6,7]	839,248
2,000,000	Series 2018-1A, Class E, 7.441% (3-Month USD Libor+660 basis points), 1/29/2032[4,6,7]	1,480,036
1,000,000	Thacher Park CLO Ltd. Series 2014-1A, Class D2R, 4.535% (3-Month USD Libor+340 basis points), 10/20/2026[4,6,7]	929,202
700,000	Thayer Park CLO Ltd. Series 2017-1A, Class D, 7.209% (3-Month USD Libor+610 basis points), 4/20/2029[4,6,7]	475,125
1,000,000	TICP CLO Ltd. Series 2020-15A, Class C, 3.785% (3-Month USD Libor+215 basis points), 4/20/2033[4,6,7]	896,823
500,000	Treman Park CLO Ltd. Series 2015-1A, Class DRR, 3.785% (3-Month USD Libor+265 basis points), 10/20/2028[4,6,7]	413,123
1,000,000	Upland CLO Ltd. Series 2016-1A, Class CR, 4.035% (3-Month USD Libor+290 basis points), 4/20/2031[4,6,7]	776,727

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Voya CLO Ltd.
$750,000	Series 2014-3A, Class CR, 3.641% (3-Month USD Libor+265 basis points), 7/25/2026[4,6,7]	$648,750
750,000	Series 2015-1A, Class CR, 3.485% (3-Month USD Libor+235 basis points), 1/18/2029[4,6,7]	586,217
500,000	Series 2017-2A, Class D, 7.239% (3-Month USD Libor+602 basis points), 6/7/2030[4,6,7]	354,791
500,000	Series 2013-1A, Class CR, 4.169% (3-Month USD Libor+295 basis points), 10/15/2030[4,6,7]	400,802
750,000	Series 2013-1A, Class DR, 7.699% (3-Month USD Libor+648 basis points), 10/15/2030[4,6,7]	502,662
880,000	Series 2016-1A, Class DR, 6.385% (3-Month USD Libor+525 basis points), 1/20/2031[4,6,7]	524,254
1,000,000	Series 2018-1A, Class C, 3.735% (3-Month USD Libor+260 basis points), 4/19/2031[4,6,7]	803,491
1,000,000	Series 2018-1A, Class D, 6.335% (3-Month USD Libor+520 basis points), 4/19/2031[4,6,7]	650,006
500,000	Series 2018-2A, Class E, 6.469% (3-Month USD Libor+525 basis points), 7/15/2031[4,6,7]	324,484
795,000	Series 2018-2A, Class F, 8.509% (3-Month USD Libor+729 basis points), 7/15/2031[4,6,7]	414,605
650,000	Series 2018-3A, Class D, 4.219% (3-Month USD Libor+300 basis points), 10/15/2031[4,6,7]	517,365
2,500,000	Series 2018-4A, Class E, 7.519% (3-Month USD Libor+630 basis points), 1/15/2032[4,6,7]	1,868,070
250,000	Webster Park CLO Ltd. Series 2015-1A, Class DR, 6.635% (3-Month USD Libor+550 basis points), 7/20/2030[4,6,7]	179,630
500,000	Westcott Park CLO Ltd. Series 2016-1A, Class ER, 7.535% (3-Month USD Libor+640 basis points), 7/20/2028[4,6,7]	358,619
	York CLO Ltd.
1,225,000	Series 2016-1A, Class ER, 7.535% (3-Month USD Libor+640 basis points), 10/20/2029[4,6,7]	793,592
500,000	Series 2014-1A, Class DRR, 4.108% (3-Month USD Libor+301 basis points), 10/22/2029[4,6,7]	404,640
750,000	Series 2018-1A, Class D, 4.448% (3-Month USD Libor+335 basis points), 10/22/2031[4,6,7]	615,980
1,000,000	Series 2019-1A, Class D, 5.098% (3-Month USD Libor+400 basis points), 7/22/2032[4,6,7]	845,012
500,000	Series 2019-1A, Class E, 8.158% (3-Month USD Libor+706 basis points), 7/22/2032[4,6,7]	331,685

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$750,000	Series 2019-2A, Class D, 5.592% (3-Month USD Libor+380 basis points), 1/22/2033[4,6,7]	$637,190
500,000	Series 2019-2A, Class E, 8.732% (3-Month USD Libor+694 basis points), 1/22/2033[4,6,7]	342,572
	Total Asset-Backed Securities
	(Cost $158,687,874)	124,666,272
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
1,750,000	AIMCO CLO Series Series 2015-AA, Class ER, 6.419% (3-Month USD Libor+520 basis points), 1/15/2028[4,6,7]	1,292,352
1,437,000	Benefit Street Partners CLO Ltd. Series 2015-VIA, Class CR, 4.585% (3-Month USD Libor+345 basis points), 10/18/2029[4,6,7]	1,117,810
800,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2017-25A, Class D, 4.385% (3-Month USD Libor+325 basis points), 10/18/2029[4,6,7]	667,820
	Total Commercial Mortgage-Backed Securities
	(Cost $3,939,265)	3,077,982
	CORPORATE — 14.8%
	BASIC MATERIALS — 0.9%
600,000	Anglo American Capital PLC 4.000%, 9/11/2027[5,7]	599,565
500,000	Novelis Corp. 4.750%, 1/30/2030[6,7]	447,350
155,000	PolyOne Corp. 5.750%, 5/15/2025[6,7]	157,034
500,000	Tronox, Inc. 6.500%, 4/15/2026[6,7]	455,650
		1,659,599
	COMMUNICATIONS — 1.5%
500,000	Cincinnati Bell, Inc. 8.000%, 10/15/2025[6,7]	509,900
550,000	CSC Holdings LLC 5.500%, 4/15/2027[6,7]	574,386
600,000	eBay, Inc. 2.700%, 3/11/2030[6]	595,977
	Expedia Group, Inc.
60,000	6.250%, 5/1/2025[6,7]	61,283
100,000	3.800%, 2/15/2028[6]	86,813
500,000	3.250%, 2/15/2030[6]	421,972

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
$500,000	Gray Television, Inc. 5.125%, 10/15/2024[6,7]	$495,100
		2,745,431
	CONSUMER, CYCLICAL — 3.9%
550,000	1011778 BC ULC / New Red Finance, Inc. 5.000%, 10/15/2025[5,6,7]	555,610
500,000	American Builders & Contractors Supply Co., Inc. 4.000%, 1/15/2028[6,7]	480,450
400,000	Aramark Services, Inc. 5.000%, 2/1/2028[6,7]	383,640
350,000	Boyd Gaming Corp. 6.375%, 4/1/2026[6]	316,873
40,000	Burlington Coat Factory Warehouse Corp. 6.250%, 4/15/2025[6,7]	40,800
350,000	Churchill Downs, Inc. 5.500%, 4/1/2027[6,7]	336,122
274,000	Cinemark USA, Inc. 5.125%, 12/15/2022[6]	234,147
250,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500%, 2/15/2023[6,7]	151,825
	Ford Motor Co.
295,000	8.500%, 4/21/2023	293,156
295,000	9.000%, 4/22/2025[6]	288,363
150,000	9.625%, 4/22/2030[6]	147,750
	General Motors Financial Co., Inc.
200,000	4.375%, 9/25/2021	197,153
750,000	3.500%, 11/7/2024[6]	692,815
350,000	Golden Nugget, Inc. 6.750%, 10/15/2024[6,7]	275,188
400,000	Lions Gate Capital Holdings LLC 6.375%, 2/1/2024[6,7]	374,640
200,000	Marriott International, Inc. 3.750%, 10/1/2025[6]	188,772
500,000	Nordstrom, Inc. 8.750%, 5/15/2025[6,7]	536,971
	Sally Holdings LLC / Sally Capital, Inc.
155,000	8.750%, 4/30/2025[6,7]	157,906
550,000	5.625%, 12/1/2025[6]	453,640
350,000	Station Casinos LLC 5.000%, 10/1/2025[6,7]	293,983

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$15,000	Vail Resorts, Inc. 6.250%, 5/15/2025[6,7]	$15,000
550,000	Yum! Brands, Inc. 4.750%, 1/15/2030[6,7]	563,557
250,000	ZF North America Capital, Inc. 4.750%, 4/29/2025[7]	233,638
		7,211,999
	CONSUMER, NON-CYCLICAL — 1.5%
230,000	Acadia Healthcare Co., Inc. 6.500%, 3/1/2024[6]	222,479
250,000	Air Methods Corp. 8.000%, 5/15/2025[6,7]	150,575
500,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.500%, 2/15/2023[6,7]	493,125
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
370,000	6.000%, 7/15/2023[5,6,7]	279,664
150,000	6.000%, 2/1/2025[5,6,7]	108,300
150,000	LifePoint Health, Inc. 6.750%, 4/15/2025[6,7]	154,935
650,000	Radiology Partners, Inc. 9.250%, 2/1/2028[6,7]	623,187
225,000	Tenet Healthcare Corp. 6.875%, 11/15/2031	196,223
600,000	U.S. Renal Care, Inc. 10.625%, 7/15/2027[6,7]	602,010
		2,830,498
	ENERGY — 1.7%
500,000	Buckeye Partners LP 4.125%, 3/1/2025[6,7]	465,625
326,000	CSI Compressco LP / CSI Compressco Finance, Inc. 7.250%, 8/15/2022[6]	106,765
471,000	DCP Midstream Operating LP 5.125%, 5/15/2029[6]	352,944
150,000	Denbury Resources, Inc. 6.375%, 8/15/2021[6]	9,000
	Marathon Petroleum Corp.
140,000	4.500%, 5/1/2023[6]	140,468
70,000	4.700%, 5/1/2025[6]	70,471
300,000	Murray Energy Corp. 11.250%, 4/15/2021[6,7,9]	378

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
$225,000	Nabors Industries, Inc. 5.750%, 2/1/2025[6]	$53,393
	Occidental Petroleum Corp.
600,000	2.700%, 8/15/2022	525,000
350,000	3.142% (3-Month USD Libor+145 basis points), 8/15/2022[4,6]	273,224
450,000	Peabody Energy Corp. 6.375%, 3/31/2025[6,7]	269,167
550,000	Sunoco Logistics Partners Operations LP 4.000%, 10/1/2027[6]	515,950
400,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.000%, 3/1/2027[6,7]	268,500
		3,050,885
	FINANCIAL — 1.0%
515,000	Acrisure LLC / Acrisure Finance, Inc. 10.125%, 8/1/2026[6,7]	515,490
500,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer 6.750%, 10/15/2027[6,7]	501,125
530,000	Compass Group Diversified Holdings LLC 8.000%, 5/1/2026[6,7]	557,613
250,000	Simon Property Group LP 2.450%, 9/13/2029[6]	224,935
		1,799,163
	INDUSTRIAL — 2.9%
500,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.000%, 2/15/2025[5,6,7]	503,560
500,000	Berry Global, Inc. 4.500%, 2/15/2026[6,7]	495,875
	Boeing Co.
55,000	4.875%, 5/1/2025[6]	55,000
500,000	3.100%, 5/1/2026[6]	459,511
55,000	5.040%, 5/1/2027[6]	55,000
55,000	5.150%, 5/1/2030[6]	55,000
	Builders FirstSource, Inc.
500,000	6.750%, 6/1/2027[6,7]	518,550
550,000	5.000%, 3/1/2030[6,7]	474,540
750,000	FedEx Corp. 3.800%, 5/15/2025[6]	802,372
40,000	GFL Environmental, Inc. 4.250%, 6/1/2025[5,6,7]	40,300

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
$510,000	Howmet Aerospace, Inc. 5.125%, 10/1/2024[6]	$493,140
305,000	JELD-WEN, Inc. 6.250%, 5/15/2025[6,7]	310,338
550,000	Spirit AeroSystems, Inc. 7.500%, 4/15/2025[6,7]	544,500
500,000	Summit Materials LLC / Summit Materials Finance Corp. 6.500%, 3/15/2027[6,7]	498,550
		5,306,236
	TECHNOLOGY — 1.2%
500,000	Dell International LLC / EMC Corp. 4.900%, 10/1/2026[6,7]	518,262
550,000	Dun & Bradstreet Corp. 10.250%, 2/15/2027[6,7]	600,682
230,000	Exela Intermediate LLC / Exela Finance, Inc. 10.000%, 7/15/2023[6,7]	43,988
250,000	MagnaChip Semiconductor Corp. 6.625%, 7/15/2021[6]	244,312
400,000	RP Crown Parent LLC 7.375%, 10/15/2024[6,7]	395,920
500,000	Science Applications International Corp. 4.875%, 4/1/2028[6,7]	492,005
		2,295,169
	UTILITIES — 0.2%
	Talen Energy Supply LLC
350,000	6.500%, 6/1/2025[6]	244,055
133,000	10.500%, 1/15/2026[6,7]	110,506
		354,561
	Total Corporate
	(Cost $28,155,434)	27,253,541
	Total Bonds
	(Cost $190,782,573)	154,997,795

Number of Shares
COMMON STOCKS — 0.0%
ENERGY — 0.0%
12,991	Pacific Drilling S.A.*,5	8,325

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 0.0%
17,360	Exela Technologies, Inc.*	$6,163
	Total Common Stocks
	(Cost $304,593)	14,488

Number of Contracts
	PURCHASED OPTION CONTRACTS — 0.0%
	PUT OPTIONS — 0.0%
	EQUITY — 0.0%
360	Mr. Cooper Group, Inc. Exercise Price: $5.00, Notional Amount: $180,000, Expiration Date: July 17, 2020*	9,900
	Total Put Options
	(Cost $23,547)	9,900
	Total Purchased Option Contracts
	(Cost $23,547)	9,900

Number of Shares
	SHORT-TERM INVESTMENTS — 5.4%
2,207,989	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17%[10,11]	2,207,989
7,645,138	Federated Treasury Obligations Fund - Institutional Class, 0.15%[11]	7,645,138
	Total Short-Term Investments
	(Cost $9,853,127)	9,853,127
	TOTAL INVESTMENTS — 101.5%
	(Cost $226,400,347)	186,476,114
	Liabilities in Excess of Other Assets — (1.5)%	(2,796,298)
	TOTAL NET ASSETS — 100.0%	$183,679,816

Principal Amount
	SECURITIES SOLD SHORT — (0.7)%
	BONDS — (0.7)%
	CORPORATE — (0.7)%
	COMMUNICATIONS — (0.2)%
$(333,000)	CommScope, Inc. 8.250%, 3/1/2027[6,7]	(321,228)
	FINANCIAL — (0.5)%
(500,000)	Springleaf Finance Corp. 6.125%, 5/15/2022	(496,875)

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
$(675,000)	Washington Prime Group LP 6.450%, 8/15/2024[6]	$(378,979)
		(875,854)
	Total Corporate
	(Proceeds $1,427,378)	(1,197,082)
	Total Bonds
	(Proceeds $1,427,378)	(1,197,082)
	Total Securities Sold Short
	(Proceeds $1,427,378)	(1,197,082)

*	Non-income producing security.
[1]	All or a portion of the loan is unfunded.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Denotes investments purchased on a when-issued or delayed delivery basis.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Callable.
[7]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $144,522,664 which represents 78.70% of Net Assets.
[8]	Variable rate security.
[9]	Security is in default.
[10]	All or a portion of this security is segregated as collateral for securities sold short.
[11]	The rate is the annualized seven-day yield at period end.

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020 (Unaudited)

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (Moody's/ S&P)	Pay/(b) Receive Fixed Rate	Fixed/Rate Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Morgan Stanley
The Boeing Company	BBB	Receive	1%/Quarterly	12/20/24	$850,000	$(114,906)	$13,863	$(101,043)
J.P. Morgan
Markit CDX NA High Yield
CDSI Series 33 Index	B+	Receive	5%/Quarterly	12/20/24	5,000,000	648,861	125,824	774,685
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$533,955	$139,687	$673,642

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s and Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at April 30, 2020.
(b)	If Palmer Square Opportunistic Income Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Opportunistic Income Fund is receiving a fixed rate, Palmer Square Opportunistic Income Fund acts as guarantor of the variable instrument.